GOODWILL AND INTANGIBLES (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 16, 2014	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill		$ 481.0
Intangible assets and goodwill		449.5	$ 481.0
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill		506.7	506.7
Additions		0.0	0.0
Reclassification to assets held for sale		(25.4)
Intangible assets and goodwill		481.3	506.7
Accumulated depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill		(25.7)	(17.2)
Amortisation, intangible assets other than goodwill		(6.1)	(8.5)
Intangible assets and goodwill		(31.8)	(25.7)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill		427.7
Intangible assets and goodwill		403.7	427.7
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill		427.7	427.7
Additions		0.0	0.0
Reclassification to assets held for sale		(24.0)
Intangible assets and goodwill		403.7	427.7
Goodwill | Accumulated depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill		0.0	0.0
Intangible assets and goodwill		0.0	0.0
Intangible assets other than goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill		53.3
Intangible assets and goodwill		45.8	53.3
Intangible assets other than goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill		79.0	79.0
Additions		0.0	0.0
Reclassification to assets held for sale		(1.4)
Intangible assets and goodwill		77.6	79.0
Intangible assets other than goodwill | Accumulated depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill		(25.7)	(17.2)
Amortisation, intangible assets other than goodwill		(6.1)	(8.5)
Intangible assets and goodwill		$ (31.8)	$ (25.7)
Canadian Malartic Corporation
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Interest	50.00%	50.00%	50.00%
Osisko Mining Corporation | Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	$ 427.7